Leases - Schedule of Future Finance Lease Payments (Details)	Dec. 31, 2025 SGD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 SGD ($)
Schedule of Future Finance Lease Payments [Abstract]
2026	$ 44,846	$ 34,875
2027	29,388	22,854
2028 and hereafter	10,249	7,970
Total future lease payment	84,483	65,699
Less: Imputed interest	(4,006)	(3,115)
Present value of finance lease liabilities	80,477	62,584	$ 125,508
Less: Current portion	(42,062)	(32,710)	(45,032)
Long-term potion of finance lease liabilities	$ 38,415	$ 29,874	$ 80,476